Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Income Builder
Entity Central Index Key	0000811968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Capital Income Builder® - Class A
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class A
Trading Symbol	CAIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv est ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 15.52% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class A (with sales charge) *	8.86%	9.73%	6.58%
Capital Income Builder — Class A (without sales charge) *	15.52%	11.04%	7.21%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class C
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class C
Trading Symbol	CIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.32%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 14.65% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class C (with sales charge) *	13.65%	10.21%	6.56%
Capital Income Builder — Class C (without sales charge) *	14.65%	10.21%	6.56%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index show
n is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class T
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class T
Trading Symbol	TCIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 15.81% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class T (with sales charge) 2	12.90%	10.75%	7.35%
Capital Income Builder — Class T (without sales charge) 2	15.81%	11.31%	7.67%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	8.97%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors ca nno
t invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-1
Trading Symbol	CIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.44% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class F-1 *	15.44%	10.97%	7.14%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio hold ings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder- F2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-2
Trading Symbol	CAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.77% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class F-2 *	15.77%	11.28%	7.44%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and exp
enses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmana
ged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdi ngs b y sector (percent of net assets) *Includes derivatives.
Capital Income Builder-Class F-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-3
Trading Symbol	CFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.89% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equities delivered robust gains amid moderating in
flation a
nd supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class F-3 2	15.89%	11.40%	7.95%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	9.07%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-A
Trading Symbol	CIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.48% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For infor mation
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-A (with sales charge) *	11.43%	10.21%	6.78%
Capital Income Builder — Class 529-A (without sales charge) *	15.48%	11.00%	7.16%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-C
Trading Symbol	CIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.37%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.60% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-C (with sales charge) *	13.60%	10.16%	6.75%
Capital Income Builder — Class 529-C (without sales charge) *	14.60%	10.16%	6.75%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder- Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-E
Trading Symbol	CIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(b
ased
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.22% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-E *	15.22%	10.74%	6.92%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (perce nt of n et assets) *Includes derivatives.
Capital Income Builder - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-T
Trading Symbol	TCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 15.75% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-T (with sales charge) 2	12.85%	10.70%	7.30%
Capital Income Builder — Class 529-T (without sales charge) 2	15.75%	11.26%	7.62%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	8.97%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market i ndex
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (p ercen t of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-1
Trading Symbol	CIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 15.65% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-F-1 *	15.65%	11.18%	7.37%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-2
Trading Symbol	FBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.77% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. Fo
r informatio
n on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-F-2 2	15.77%	11.29%	11.28%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	10.10%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-3
Trading Symbol	FWCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.82% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-F-3 2	15.82%	11.33%	11.32%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	10.10%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-1
Trading Symbol	RIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.62% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-1 *	14.62%	10.19%	6.38%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .
Capital Income Builder - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-2
Trading Symbol	RIRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.62% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2 *	14.62%	10.19%	6.38%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .
Capital Income Builder - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-2E
Trading Symbol	RCEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.95% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2E *	14.95%	10.51%	6.70%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .
Capital Income Builder - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-3
Trading Symbol	RIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical
$
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.14% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-3 *	15.14%	10.68%	6.85%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .
Capital Income Builder - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-4
Trading Symbol	RIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.47% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-4 *	15.47%	11.01%	7.17%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-5E
Trading Symbol	RIRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.71% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class R-5E 2	15.71%	11.24%	7.53%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	8.67%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-5
Trading Symbol	RIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.86% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-5 *	15.86%	11.35%	7.50%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg
Index
Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .
Capital Income Builder - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-6
Trading Symbol	RIRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.89% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income
objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-6 *	15.89%	11.40%	7.55%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 119,135,000,000
Holdings Count | Holding	2,429
Advisory Fees Paid, Amount	$ 249,000,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .